Derivative Financial Instruments (Gains and Losses on Derivatives Not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 400,952	¥ 53,758	¥ (148,643)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(6,960)	(18,007)	(7,761)
Loans related to credit derivatives | Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (5,230)	¥ (2,836)	¥ (8,660)

[1]	Amounts include the net loss of ¥8,660 million, ¥2,836 million and ¥5,230 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2014, 2015 and 2016, respectively.